Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Schedule of Material Subsidiaries
	Main location of	Ownership interest as at December 31
	company's activities	2025	2024
OPC Holdings Israel Ltd.	Israel	80%	80%
CPV Group LP	USA	70%	70%

Schedule of Identifiable Assets and Liabilities Acquired
$ Million
Cash and cash equivalents	1
Trade and other receivables	6
Property, plant, and equipment - facilities and electricity generation and supply license (1)	172
Property, plant, and equipment - land owned by the Gat Partnership (2)	23
Trade and other payables	(7)
Loans from former right holders (3)	(84)
Deferred tax liabilities	(19)
Identifiable assets, net	92
Goodwill (4)	61
Total consideration (5)	153

(1)
The Group applied IFRS 3 and allocate the fair value of the facilities and the electricity supply license to a single asset. The fair value was determined by an independent appraiser using the income approach, the MultiPeriod Excess Earning Method. The valuation methodology included several key assumptions that constituted the basis for cash flow forecasts, including, among other things, electricity and gas prices, and nominal post-tax discount rate of 8%-8.75%. The said assets are amortized over 27 years from the acquisition date, considering an expected residual value at the end of the assets’ useful life.

(2)	The fair value of the land was determined by an external and independent land appraiser using the discounted cash flow technique (“DCF”) of 8%.
(3)	The loans were repaid immediately after the acquisition date.
(4)	The goodwill arising as part of the business combination reflects the synergy between the activity of the Gat Partnership and the Rotem Power Plant.
(5)	The consideration includes a cash payment of NIS 270 million (approximately $75 million) plus deferred consideration, whose present value is estimated at NIS 285 million (approximately $79 million).

Schedule of Cash Flows That Were Used for Acquisition Transaction
$ Million
Cash and other cash equivalents paid (excluding consideration used to repay shareholders' loan)	152
Cash and other cash equivalents acquired	(1)
151

Schedule of Aggregate Cash Flows as Result of Transaction
	As at and for the year ended December 31,
	2025	2024	2023
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	63.65%	59.73%	59.97%
Current assets	1,114,861	368,586	460,810
Non-current assets	3,583,388	2,940,193	3,018,434
Current liabilities	(359,893)	(176,725)	(353,735)
Non-current liabilities	(1,828,023)	(1,371,291)	(1,679,847)
Net assets	2,510,333	1,760,763	1,445,662
Carrying amount of NCI	1,597,832	1,051,754	866,915

Revenue	871,929	751,304	691,796
Profit after tax	131,883	52,638	46,955
Other comprehensive income	20,004	757	(38,017)
Profit attributable to NCI	32,076	36,414	25,030
OCI attributable to NCI	(5,223)	2,834	(24,624)
Cash flows from operating activities	295,001	206,929	134,973
Cash flows used in investing activities	(534,830)	(465,739)	(594,303)
Cash flows from financing activites excluding dividends paid to NCI	854,279	242,755	503,245
Effect of changes in the exchange rate on cash and cash equivalents	35,037	2,179	(7,435)
Net increase/(decrease) in cash and cash equivalents	649,487	(13,876)	36,480

* The NCI percentage represents the effective NCI of the Group

Harrison Street Transaction [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Identifiable Assets and Liabilities Acquired
$ Million
Cash and cash equivalents	65
Trade and other receivables	19
Restricted deposits and cash	2
Property, plant and equipment	752
Right of use assets and deferred expenses	55
Intangible assets - PPAs and other agreements	110
Intangible assets - goodwill	126
Derivative financial instruments, net	(1)
Trade and other payables	(45)
Long-term loans from banking corporations and financial institutions	(308)
Long-term lease liabilities	(48)
Loan to ICG Energy	(85)
Other long‑term liabilities	(123)
Total assets, net derecognized upon deconsolidation	519

Schedule of Calculation of the Profit from Loss of Control
$ Million
Fair value	594
Net assets attributable to the Group at deconsolidation date	(519)
Excess fair value	75
Transaction costs carried to profit or loss and others	(6)
Pretax income on loss of control in CPV Renewable	69
Tax expenses due to restructuring carried out prior to completing the transaction	(3)
Deferred tax expenses with respect to revaluation of investment to fair value	(19)
Post-tax income on loss of control in CPV Renewable	47

Schedule of Operating Projects
$ Million
Cash and cash equivalents	203
Receivables in respect of deferred consideration from the partner in CPV Renewable	97
Property, plant and equipment	665
Bank loans	(388)
Other identifiable assets and liabilities	17
Total	594

Schedule of Aggregate Cash Flows as Result of Transaction
$ Million
Repayment of a loan granted by ICG Energy	85
Return on investment	16
Deconsolidation - Cash and cash equivalents of CPV Renewable	(65)
36

CPV Shore Holdings, LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Identifiable Assets and Liabilities Acquired
$ (Million)
Property, plant & equipment	520
Right‑of‑use asset	154
Bank loans	(294)
Lease liability	(195)
Derivative financial instruments	(16)
Other identifiable assets and liabilities	3
Total	172

Basin Ranch Project [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Identifiable Assets and Liabilities Acquired
$million
Cash and cash equivalents	128
Property, plant & equipment	421
Loan from TEF	(136)
Other long‑term liabilities	(53)
Other liabilities, net	(17)
Total	343